UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended September 30, 2011


Check here if Amendment:              |_|; Amendment Number: ____

This Amendment (Check only one):      |_|  is a restatement
                                      |_|  adds new holding entries.


Institutional Manager Filing this Report:

Name:            Hound Partners, LLC
Address:         101 Park Avenue, 48th Floor
                 New York, New York 10178

Form 13F File Number: 028-11815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:            Jonathan Auerbach
Title:           Managing Member
Phone:           212-984-2500


Signature, Place, and Date of Signing:


/s/ Jonathan Auerbach           New York, New York            November 14, 2011
-------------------------     ----------------------         -------------------
[Signature]                       [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:  $501,451
                                        (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.      Form 13F File Number          Name
---      --------------------          --------------------------------
1.       028-13191                     Hound Partners Offshore Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                         Hound Partners LLC
                                                         September 30, 2011

COLUMN 1                         COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
--------------               ---------------  --------- -------- -------------------- -------------- --------  ---------------------
                                                         VALUE     SHS OR    SH/ PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN CALL   DISCRETION     MGRS       SOLE   SHARED NONE
--------------               ---------------  --------- -------- ----------  --- ---- -------------- --------  --------- ------ ----
ASCENT MEDIA CORP             COM SER A       043632108   26,226    666,982  SH       SHARED-DEFINED    1        666,982
BLOUNT INTL INC NEW           COM             095180105   17,974  1,345,340  SH       SHARED-DEFINED    1      1,345,340
CARTER INC                    COM             146229109   48,248  1,579,830  SH       SHARED-DEFINED    1      1,579,830
COMPASS MINERALS INTL INC     COM             20451N101   19,997    299,450  SH       SHARED-DEFINED    1        299,450
ENSCO PLC                     SPONSORED ADR   29358Q109   51,580  1,275,794  SH       SHARED-DEFINED    1      1,275,794
GOOGLE INC                    CL A            38259P508   26,162     50,797  SH       SHARED-DEFINED    1         50,797
GRACE W R & CO DEL NEW        COM             38388F108   57,555  1,728,377  SH       SHARED-DEFINED    1      1,728,377
KINDER MORGAN MANAGEMENT LLC  SHS             49455U100   18,934    322,610  SH       SHARED-DEFINED    1        322,610
KRONOS WORLDWIDE INC          COM             50105F105   16,012    995,750  SH       SHARED-DEFINED    1        995,750
LIBERTY MEDIA CORP NEW        INT COM SER A   53071M104   32,813  2,223,101  SH       SHARED-DEFINED    1      2,223,101
LEVEL 3 COMMUNICATIONS INC    COM             52729N100   36,164 24,271,140  SH       SHARED-DEFINED    1     24,271,140
MICROSOFT CORP                COM             594918104    4,161    167,161  SH       SHARED-DEFINED    1        167,161
SHERWIN WILLIAMS CO           COM             824348106   17,206    231,508  SH       SHARED-DEFINED    1        231,508
THERAVANCE INC                COM             88338T104    3,593    178,403  SH       SHARED-DEFINED    1        178,403
TRANSDIGM GROUP INC           COM             893641100   31,621    387,174  SH       SHARED-DEFINED    1        387,174
VALEANT PHARMACEUTICALS INTL  COM             91911K102   68,818  1,853,938  SH       SHARED-DEFINED    1      1,853,938
WARNER CHILCOTT PLC IRELAND   SHS A           G94368100   24,387  1,705,387  SH       SHARED-DEFINED    1      1,705,387








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